UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-6540

Name of Fund:  MuniYield Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments


MuniYield Insured Fund, Inc.


Schedule of Investments as of January 31, 2006                                                                     (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                        Value
Alaska - 1.6%        $   3,695   Alaska Energy Authority, Power Revenue Refunding Bonds (Bradley Lake), Fourth
                                 Series, 6% due 7/01/2018 (g)                                                        $      4,329

                        11,845   Civic Ventures of Anchorage, Alaska, Revenue Bonds (Anchorage Convention Center),
                                 5% due 9/01/2034 (b)                                                                      12,227


Arizona - 2.8%          18,730   Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior Series A, 5%
                                 due 7/01/2036 (c)                                                                         19,366

                         9,000   Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation),
                                 5% due 4/01/2035                                                                           8,890


California - 34.9%       5,000   Alameda County, California, Redevelopment Agency, Tax Allocation Bonds (Eden Area
                                 Redevelopment Project), Series A, 5% due 8/01/2036 (b)                                     5,182

                        10,000   Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                 Refunding Bonds, Subordinate Lien, Series A, 5.40%* due 10/01/2012 (a)                     7,629

                         5,000   Antioch, California, Public Finance Authority, Lease Revenue Refunding Bonds
                                 (Municipal Facilities Project), Series A, 5.50% due 1/01/2032 (b)                          5,336

                        10,000   California Infrastructure and Economic Development Bank, Bay Area Toll Bridges
                                 Revenue Bonds, First Lien, Series A, 5% due 7/01/2025 (c)                                 10,536

                         7,450   California State, GO, DRIVERS, Series 556, 7.664% due 11/01/2011 (b)(k)                    8,845

                         6,450   California State, GO, DRIVERS, Series 557, 7.664% due 4/01/2012 (b)(k)                     7,589

                         5,500   California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                                 Series C, 5.25% due 6/01/2028                                                              5,769

                         3,755   California State Public Works Board, Lease Revenue Bonds (Department of General
                                 Services), Series D, 5.25% due 6/01/2028                                                   3,939


Portfolio Abbreviations


To simplify the listings of MuniYield Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
DRIVERS  Derivative Inverse Tax-Exempt Receipts
EDA      Economic Development Authority
GO       General Obligation Bonds
HDA      Housing Development Authority
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
PCR      Pollution Control Revenue Bonds
RIB      Residual Interest Bonds
RITR     Residual Interest Trust Receipts
S/F      Single-Family
VRDN     Variable Rate Demand Notes



MuniYield Insured Fund, Inc.


Schedule of Investments as of January 31, 2006 (concluded)                                                         (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                        Value
California           $   5,250   California State Public Works Board, Lease Revenue Bonds (Department of Mental
(concluded)                      Health - Coalinga State Hospital), Series A, 5.125% due 6/01/2029                   $      5,439

                         8,250   California State University, Systemwide Revenue Bonds, Series A, 5% due
                                 11/01/2035 (c)                                                                             8,507

                        12,000   California State, Various Purpose, GO, 5.25% due 11/01/2029                               12,760

                        32,000   California State, Various Purpose, GO, Refunding, 5% due 6/01/2034 (d)                    33,003

                         7,740   California Statewide Communities Development Authority, Health Facility Revenue
                                 Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                              8,539

                         4,205   California Statewide Communities Development Authority, Water Revenue Bonds (Pooled
                                 Financing Program), Series C, 5.25% due 10/01/2034 (g)                                     4,433

                         4,500   Coronado, California, Community Development Agency, Tax Allocation Bonds (Coronado
                                 Community Development Project), 5% due 9/01/2035 (a)                                       4,638

                         7,500   Desert Sands, California, Unified School District, GO (Election of 2001), 5% due
                                 6/01/2029 (g)                                                                              7,821

                         8,025   East Bay Municipal Utility District, California, Water System Revenue Bonds,
                                 Sub-Series A, 5% due 6/01/2035 (b)                                                         8,359

                         5,800   Fairfield-Suisun, California, Unified School District, GO (Election of 2002), 5.50%
                                 due 8/01/2028 (b)                                                                          6,365

                         5,015   Gavilan, California, Joint Community College District, GO, DRIVERS, Series 587-Z,
                                 7.664% due 8/01/2012 (a)(k)                                                                5,992

                        15,900   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Refunding Bonds, Series A, 5% due 6/01/2035 (c)                                   16,414

                        13,155   Huntington Beach, California, Union High School District, GO (Election of 2004), 5%
                                 due 8/01/2029 (g)                                                                         13,729

                         1,000   Long Beach, California, Harbor Revenue Refunding Bonds, AMT, Series B, 5.20% due
                                 5/15/2027 (b)                                                                              1,043

                         5,000   Los Angeles, California, Harbor Department Revenue Bonds, RITR, AMT, Series RI-7,
                                 9.065% due 11/01/2026 (b)(k)                                                               5,300

                        38,800   Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (b)      40,489

                        12,775   Los Angeles, California, Water and Power Revenue Bonds (Power System), Series B, 5%
                                 due 7/01/2035 (g)                                                                         13,165

                        29,360   Los Angeles, California, Water and Power Revenue Bonds (Power System), Sub-Series A-1,
                                 5% due 7/01/2035 (g)                                                                      30,590

                        10,000   Los Angeles, California, Water and Power Revenue Bonds (Power System), Sub-Series A-2,
                                 5% due 7/01/2029 (g)                                                                      10,474

                         4,730   Port of Oakland, California, DRIVERS, AMT, Series 839Z, 7.397% due 11/01/2010 (c)(k)       5,326

                           145   Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2021 (c)          155

                         7,000   Port of Oakland, California, Trust Receipts, Revenue Bonds, AMT, Class R, Series K,
                                 8.163% due 11/01/2021 (c)(k)                                                               7,925

                        10,000   Riverside County, California, Public Financing Authority, Tax Allocation Revenue
                                 Bonds (Redevelopment Projects), 5% due 10/01/2035 (e)                                     10,261

                         7,090   San Diego, California, Unified School District, GO (Election of 1998), Series F, 5%
                                 due 7/01/2029 (g)                                                                          7,396

                         6,505   Santa Monica, California, Community College District, GO (Election of 2002),
                                 Refunding, Series C, 4.97%* due 8/01/2022 (b)                                              2,955

                         8,310   Stockton, California, Public Financing Authority, Lease Revenue Bonds (Parking &
                                 Capital Projects), 5.25% due 9/01/2034 (c)                                                 8,806

                         5,800   University of California, Limited Project Revenue Bonds, Series B, 5% due 5/15/2033 (g)    6,015

                        12,515   University of California Revenue Bonds, Series G, 4.75% due 5/15/2035 (c)                 12,574


Florida - 6.2%          15,955   Florida State Department of Transportation, GO (Right-of-Way Acquisition and Bridge
                                 Construction), Series A, 5% due 7/01/2031 (g)                                             16,648

                         8,700   Jacksonville Electric Authority, Florida, Electric System Revenue Bonds, Series 3-A,
                                 4.75% due 10/01/2036 (g)                                                                   8,707

                         5,375   Miami-Dade County, Florida, Aviation Revenue Bonds, RIB, AMT, Series 1054-X, 7.43%
                                 due 10/01/2025 (c)(k)                                                                      5,922

                         1,000   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                 Airport), AMT, 5.375% due 10/01/2027 (c)                                                   1,046

                         7,300   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                 Airport), AMT, Series A, 5% due 10/01/2030 (e)                                             7,423

                        10,000   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                 Airport), AMT, Series A, 5% due 10/01/2035 (e)                                            10,153

                         5,000   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), 5.625% due 11/15/2032                                           5,326

                         2,000   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Orlando Regional Healthcare), 5.75% due 12/01/2012 (f)                                    2,242

                         5,000   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Orlando Regional Healthcare), Series B, 4.75% due 11/15/2036                              4,880


Georgia - 4.1%          26,500   Atlanta, Georgia, Airport General Revenue Refunding Bonds, AMT, Series A, 5.125%
                                 due 1/01/2030 (g)                                                                         27,291

                        12,500   Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25% due
                                 1/01/2033 (g)                                                                             13,249

                           500   Burke County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                 Corporation), VRDN, 3.03% due 1/01/2021 (a)(h)                                               500


Hawaii - 0.2%            2,000   Hawaii State, GO, Series CX, 5.50% due 2/01/2021 (g)                                       2,167


Illinois - 9.5%         13,115   Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS, AMT,
                                 Series 368, 8.624% due 7/01/2011 (b)(k)                                                   16,098

                         8,600   Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS, AMT,
                                 Series 369, 8.624% due 7/01/2011 (e)(k)                                                   10,495

                        16,685   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 5.25% due 1/01/2027 (b)                                                       17,307

                         8,200   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 653-Z, 7.124% due 1/01/2012 (g)(k)                                             8,702

                         1,500   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, Third Lien,
                                 AMT, Series C-2, 5.25% due 1/01/2034 (e)                                                   1,544

                         7,865   Chicago, Illinois, Second Lien Water Revenue Refunding Bonds, VRDN, 3.01% due
                                 11/01/2031 (b)(h)                                                                          7,865

                           500   Illinois Health Facilities Authority, Revenue Refunding Bonds (University of Chicago
                                 Hospitals), VRDN, 3.06% due 8/01/2026 (b)(h)                                                 500

                         5,000   Illinois State, GO, 5% due 4/01/2028 (a)                                                   5,220

                        12,600   Illinois State, GO, 5% due 4/01/2030 (a)                                                  13,116

                         2,000   Illinois State Sales Tax Revenue Bonds, 6.125% due 6/15/2016                               2,204

                         6,035   McLean and Woodford Counties, Illinois, Community Unit, School District Number 005,
                                 GO, Refunding, 6.375% due 12/01/2016 (g)                                                   6,873

                         4,800   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75% due 6/15/2023 (b)     5,337

                         1,000   Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75% due
                                 6/01/2020 (c)                                                                              1,373


Indiana - 5.3%           2,250   Indiana Health Facilities Financing Authority, Hospital Revenue Bonds (Deaconess
                                 Hospital Obligated Group), Series A, 5.375% due 3/01/2034 (a)                              2,381

                         3,000   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                 due 6/01/2026 (c)                                                                          3,227

                        14,000   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                 due 6/01/2028 (c)                                                                         14,953

                        20,000   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                 due 6/01/2029 (c)                                                                         21,318

                         2,705   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Bonds (Waterworks
                                 Project), Series A, 5.125% due 7/01/2027 (b)                                               2,819

                         2,000   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                 (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2028 (b)           2,088

                         6,525   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                 (Indianapolis Airport Authority Project), AMT, Series B, 5.25% due 1/01/2030 (b)           6,791


Louisiana - 3.5%         3,750   Louisiana Local Government, Environmental Facilities, Community Development
                                 Authority Revenue Bonds (Capital Projects and Equipment Acquisition), Series A,
                                 6.30% due 7/01/2030 (a)                                                                    4,130

                         6,615   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                 Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036               6,769

                         7,500   Louisiana Public Facilities Authority, Revenue Refunding Bonds, DRIVERS, Series
                                 1025, 7.155% due 7/01/2012 (b)(k)                                                          8,184

                        11,900   Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 5% due 5/01/2022 (c)          12,492

                         3,545   New Orleans, Louisiana, GO (Public Improvements), 5% due 10/01/2033 (b)                    3,609


Maryland - 1.1%          5,000   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5%
                                 due 9/01/2032 (e)                                                                          5,187

                         5,615   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                                 due 9/01/2039 (e)                                                                          6,000


Massachusetts - 6.1%    12,000   Massachusetts Bay Transportation Authority, Special Assessment Revenue Refunding
                                 Bonds, Series A, 5% due 7/01/2031                                                         12,531

                         2,500   Massachusetts State, HFA, Housing Development Revenue Refunding Bonds, Series B,
                                 5.40% due 12/01/2028 (b)                                                                   2,555

                        15,000   Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series A,
                                 5.15% due 7/01/2026 (g)                                                                   15,099

                         7,550   Massachusetts State Port Authority Revenue Bonds, Series A, 5% due 7/01/2033 (b)           7,795

                        11,160   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                                 1/01/2014 (c)(f)                                                                          12,225

                        10,000   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.75% due
                                 1/01/2014 (c)(f)                                                                          11,293


Michigan - 3.9%          9,360   Clarkston, Michigan, Community Schools, GO, 5.25% due 5/01/2029 (g)                        9,932

                         1,475   Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series B,
                                 3.05% due 7/01/2033 (g)(h)                                                                 1,475

                         2,500   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 857Z, 7.924% due 3/01/2010 (e)(k)                                              2,778

                         4,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 858Z, 7.625% due 12/01/2011 (e)(k)                                             4,474

                        20,000   Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne
                                 County Airport), AMT, 5% due 12/01/2029 (b)                                               20,451


Missouri - 0.0%            170   Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds (Homeowner
                                 Loan), AMT, Series C-1, 7.15% due 3/01/2032 (l)                                              177


Nebraska - 0.7%          6,780   Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, First
                                 Tier, Series A, 5.125% due 4/01/2032 (a)                                                   7,044


Nevada - 8.9%           25,000   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                 due 7/01/2030 (c)                                                                         25,796

                         6,338   Clark County, Nevada, IDR, RIB, AMT, Series 1181, 7.19% due 7/01/2034 (a)(k)               6,808

                        12,000   Clark County, Nevada, IDR (Southwest Gas Corporation Project), AMT, Series D, 5.25%
                                 due 3/01/2038 (c)                                                                         12,345

                         6,000   Henderson, Nevada, Health Care Facilities Revenue Bonds (Catholic Healthcare West),
                                 Series A, 5.625% due 7/01/2024                                                             6,408

                         5,000   Humboldt County, Nevada, PCR, Refunding (Sierra Pacific Project), 6.55% due
                                 10/01/2013 (a)                                                                             5,136

                         1,165   Reno, Nevada, Capital Improvement Revenue Bonds, 5.50% due 6/01/2019 (c)                   1,268

                        15,000   Washoe County, Nevada, Gas Facilities Revenue Bonds (Sierra Pacific Power Company),
                                 AMT, 6.65% due 12/01/2017 (a)                                                             15,114

                         5,000   Washoe County, Nevada, Gas Facilities Revenue Bonds (Sierra Pacific Power Company),
                                 AMT, 6.55% due 9/01/2020 (b)                                                               5,011

                         6,550   Washoe County, Nevada, Water and Sewer, GO, 5% due 1/01/2031 (b)                           6,815

                         5,000   Washoe County, Nevada, Water Facility Revenue Bonds (Sierra Pacific Power Company),
                                 AMT, 6.65% due 6/01/2017 (b)                                                               5,231


New Jersey - 7.0%       16,000   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.75% due 11/01/2028 (g)                                         19,266

                         3,060   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                           3,228

                         2,610   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                           2,698

                        14,135   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                          14,852

                        14,830   New Jersey EDA, Revenue Bonds, DRIVERS, Series 785-Z, 7.173% due 7/01/2012 (b)(k)         16,813

                         7,500   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                 due 3/01/2030                                                                              7,801

                         3,250   New Jersey EDA, School Facilities Construction Revenue Bonds, Series P, 5% due
                                 9/01/2030                                                                                  3,345

                         1,500   Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal
                                 Additional Rent-Backed Revenue Bonds (City of Newark Redevelopment Projects),
                                 5.50% due 1/01/2027 (b)                                                                    1,652

                         1,380   Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal
                                 Additional Rent-Backed Revenue Bonds (City of Newark Redevelopment Projects), 5.50%
                                 due 1/01/2028 (b)                                                                          1,520


New Mexico - 0.2%        1,605   New Mexico Educational Assistance Foundation, Student Loan Revenue Refunding Bonds
                                 (Student Loan Program), AMT, First Sub-Series A-2, 6.65% due 11/01/2025                    1,630

                           485   New Mexico Mortgage Finance Authority, S/F Mortgage Revenue Bonds, AMT, Series C-2,
                                 6.95% due 9/01/2031 (l)                                                                      486


New York - 23.8%        10,250   Long Island Power Authority, New York, Electric System Revenue Bonds, Series A,
                                 5.10% due 9/01/2029                                                                       10,616

                        12,500   Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                                 Refunding Bonds, Series B, 5.125% due 7/01/2024 (a)(i)                                    13,044

                        11,250   Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                                 Bonds, Series F, 5% due 11/15/2030                                                        11,586

                        65,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series B, 5% due 6/15/2036 (g)                           67,497

                         1,880   New York City, New York, GO, Series B, 5.875% due 8/01/2016 (b)                            2,069

                        10,000   New York City, New York, GO, Series J, 5.25% due 5/15/2024                                10,613

                         1,000   New York City, New York, GO, Series J, 5.25% due 5/15/2025                                 1,065

                        20,000   New York City, New York, GO, Series M, 5% due 4/01/2030 (m)                               20,835

                         6,000   New York City, New York, GO, Sub-Series C-1, 5.25% due 8/15/2026                           6,377

                        10,000   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2032 (a)                                                           10,437

                        10,750   New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
                                 (Education), Series F, 5% due 3/15/2030                                                   11,156

                         6,865   New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                                 Services Facilities Improvement), Series E, 5% due 2/15/2035                               7,076

                        10,000   New York State Mortgage Agency Revenue Bonds, AMT, Series 109, 4.90% due 10/01/2028       10,037

                        10,000   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 5%
                                 due 1/01/2028 (g)                                                                         10,482

                        20,000   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 5%
                                 due 1/01/2030 (g)                                                                         20,948

                         6,645   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds,
                                 Series B, 5% due 3/15/2030 (g)                                                             6,926

                        19,500   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 137th
                                 Series, 5.125% due 7/15/2030 (g)                                                          20,307


Oklahoma - 1.4%          7,500   Oklahoma State IDR, Refunding, DRIVERS, Series 455, 8.154% due 2/15/2008 (b)(k)            8,587

                         5,650   Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris Baptist),
                                 VRDN, Series B, 3.06% due 8/15/2029 (b)(h)                                                 5,650


Pennsylvania - 3.9%      7,800   Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, DRIVERS, Series
                                 460-Z, 7.654% due 6/01/2012 (a)(k)                                                         9,331

                         5,175   Philadelphia, Pennsylvania, School District, GO, Series B, 5.625% due 8/01/2012 (c)(f)     5,786

                        12,115   Philadelphia, Pennsylvania, School District, GO, Series D, 5.125% due 6/01/2034 (c)       12,614

                         6,000   Philadelphia, Pennsylvania, School District, GO, Series D, 5.25% due 6/01/2034 (c)         6,361

                         5,000   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                 Healthcare System), Series B, 7.125% due 12/01/2031                                        5,917


South Carolina - 4.6%    3,895   Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds (Charleston County School District), 5.25% due 12/01/2028 (m)                        4,160

                         3,465   Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds (Charleston County School District), 5.25% due 12/01/2029 (m)                        3,692

                         1,160   Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds (Charleston County School District), 5.25% due 12/01/2030 (m)                        1,235

                         1,325   South Carolina Housing Finance and Development Authority, Mortgage Revenue Refunding
                                 Bonds, AMT, Series A-2, 6.35% due 7/01/2019 (g)                                            1,399

                         5,000   South Carolina State Public Service Authority, Revenue Refunding Bonds (Santee Cooper
                                 Project), Series A, 5% due 1/01/2030 (b)                                                   5,231

                        12,000   South Carolina State Public Service Authority, Revenue Refunding Bonds (Santee Cooper
                                 Project), Series A, 5% due 1/01/2036 (b)                                                  12,514

                        18,030   South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, 5% due
                                 10/01/2029 (a)                                                                            18,648


Tennessee - 1.3%         2,000   Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series A3A, 3.06% due 6/01/2026 (a)(h)                    2,000

                           535   Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local Government
                                 Public Improvement IV, VRDN, Series F-1, 3.06% due 6/01/2025 (a)(h)                          535

                         1,795   Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2C, 6.05%
                                 due 7/01/2012                                                                              1,809

                         2,250   Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2C, 6.15%
                                 due 7/01/2014                                                                              2,268

                         3,535   Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A, 5.25%
                                 due 7/01/2022 (g)                                                                          3,651

                         2,505   Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A, 5.35%
                                 due 1/01/2026 (g)                                                                          2,578


Texas - 10.6%           15,820   Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                                 (Scott & White Memorial Hospital), VRDN, Series B-1, 3.06% due 8/15/2029 (b)(h)           15,820

                         1,880   Bexar, Texas, Metropolitan Water District, Waterworks System Revenue Refunding Bonds,
                                 6.35% due 5/01/2025 (b)                                                                    1,922

                        10,500   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT, Series
                                 353, 7.624% due 5/01/2011 (b)(k)                                                          11,649

                         7,500   Dallas-Fort Worth, Texas, International Airport Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 336Z, 7.885% due 11/01/2026 (c)(k)                                             8,383

                         1,665   Harris County, Houston, Texas, Sports Authority, Revenue Refunding Bonds, Senior Lien,
                                 Series G, 5.75% due 11/15/2019 (b)                                                         1,818

                         3,500   Harris County, Houston, Texas, Sports Authority, Revenue Refunding Bonds, Senior Lien,
                                 Series G, 5.75% due 11/15/2020 (b)                                                         3,833

                        10,000   Harris County, Houston, Texas, Sports Authority, Revenue Refunding Bonds, Senior Lien,
                                 Series G, 5.25% due 11/15/2030 (b)                                                        10,399

                        15,000   Houston, Texas, Airport System Revenue Refunding Bonds, RIB, Series 845X, 7.72%
                                 due 7/01/2030 (g)(k)                                                                      16,860

                         5,450   Houston, Texas, Independent School District, GO, 5% due 2/15/2030 (g)                      5,643

                         4,825   Texas State Department of Housing and Community Affairs, S/F Mortgage Revenue Bonds,
                                 AMT, Series A, 5.45% due 9/01/2023 (b)(l)                                                  5,012

                        10,000   Texas State Transportation Commission, GO (Mobility Fund), Series A, 5% due 4/01/2030     10,410

                        10,000   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                 Tier, Series A, 5.50% due 8/15/2039 (a)                                                   10,826

                         4,000   Texas Technical University, Financing System Revenue Bonds, Seventh Series, 5.50%
                                 due 8/15/2019 (b)                                                                          4,346


Vermont - 0.1%             720   Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 12B, 6.30% due 11/01/2019 (g)            724


Virginia - 0.3%          2,500   Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion
                                 Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                               2,709


Washington - 15.3%       2,545   Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2026 (b)                              2,723

                         2,455   Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2027 (b)                              2,627

                         2,850   Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2028 (b)                              3,043

                         3,000   Bellevue, Washington, GO, Refunding, 5.25% due 12/01/2029 (b)                              3,196

                        17,600   Bellevue, Washington, GO, Refunding, 5% due 12/01/2034 (b)                                18,157

                        16,150   Central Puget Sound Regional Transportation Authority, Washington, Sales and Use
                                 Tax Revenue Bonds, Series A, 5% due 11/01/2030 (a)                                        16,754

                         3,030   Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)                        3,219

                         6,595   Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Refunding Bonds (Chelan Hydro System), AMT, Series B, 6.35% due 7/01/2026 (b)              6,965

                         6,000   Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Refunding Bonds (Chelan Hydro System), AMT, Series C, 5.65% due 7/01/2032 (b)              6,459

                        10,000   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project Number 1),
                                 Series B, 6% due 7/01/2017 (b)                                                            11,278

                         5,000   King County, Washington, Sewer, GO, 5% due 1/01/2030 (c)                                   5,189

                         3,500   Port of Seattle, Washington, Revenue Bonds, Series A, 5.50% due 2/01/2026 (b)              3,719

                         9,782   Port of Seattle, Washington, Revenue Refunding Bonds, RIB, AMT, Series 1169, 7.09%
                                 due 7/01/2029 (b)(k)                                                                      10,355

                        10,000   Radford Court Properties, Washington, Student Housing Revenue Bonds, 5.75% due
                                 6/01/2032 (b)                                                                             10,852

                         1,720   Seattle, Washington, Drain and Wastewater Utility Revenue Bonds, 5.75% due
                                 11/01/2029 (b)                                                                             1,853

                         4,945   Skagit County, Washington, Public Hospital District, GO, Series A, 5.25% due
                                 12/01/2025 (b)                                                                             5,302

                         5,450   Skagit County, Washington, Public Hospital District, GO, Series A, 5.25% due
                                 12/01/2026 (b)                                                                             5,831

                         7,250   Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series B, 5.50%
                                 due 12/01/2019 (a)                                                                         7,561

                        10,000   Washington State, GO, DRIVERS, Series 438Z, 7.904% due 1/01/2009 (b)(k)                   11,416

                        10,075   Washington State, GO, Series D, 5% due 1/01/2030 (a)                                      10,515

                         7,000   Washington State Health Care Facilities Authority Revenue Bonds (Providence Health
                                 System), Series A, 5.25% due 10/01/2021 (b)                                                7,391


West Virginia - 0.6%     5,925   Harrison County, West Virginia, County Commission for Solid Waste Disposal Revenue
                                 Bonds (Monongahela Power), AMT, Series C, 6.75% due 8/01/2024 (a)                          6,000


Wisconsin - 0.4%         3,395   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                 (Synergyhealth Inc.), 6% due 11/15/2032                                                    3,627

                                 Total Municipal Bonds (Cost - $1,549,026) - 158.3%                                     1,600,721


                        Shares
                          Held   Short-Term Securities
                         1,300   Merrill Lynch Institutional Tax-Exempt Fund (j)                                            1,300

                                 Total Short-Term Securities (Cost - $1,300) - 0.1%                                         1,300

                                 Total Investments (Cost - $1,550,326**) - 158.4%                                       1,602,021
                                 Liabilities in Excess of Other Assets - (2.0%)                                          (20,239)
                                 Preferred Stock, at Redemption Value - (56.4%)                                         (570,217)
                                                                                                                     ------------
                                 Net Assets Applicable to Common Stock - 100.0%                                      $  1,011,565
                                                                                                                     ============


  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

 ** The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                            $    1,550,534
                                              ==============
    Gross unrealized appreciation             $       53,770
    Gross unrealized depreciation                    (2,283)
                                              --------------
    Net unrealized appreciation               $       51,487
                                              ==============

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) CIFG Insured.

(e) XL Capital Insured.

(f) Prerefunded.

(g) FSA Insured.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.
    The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i) Escrowed to maturity.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net          Dividend
    Affiliate                                       Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund      1,300          $   5


(k) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(l) FNMA/GNMA Collateralized.

(m) Assured Guaranty Insured.

o   Forward interest rate swaps outstanding as of January 31, 2006 were as follows:


                                                  Notional        Unrealized
                                                   Amount        Appreciation

    Pay a fixed rate of 3.977% and receive a floating rate equal to a 7-Day Bond
    Market Association Municipal Swap
    Index Rate

    Broker, JPMorgan Chase Bank
    Expires April 2026                          $  119,000          $    902


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Insured Fund, Inc.


Date:  March 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Insured Fund, Inc.


Date:  March 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield Insured Fund, Inc.


Date:  March 20, 2006